EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY TRANSACTIONS

NOTE 12 – EQUITY TRANSACTIONS

Share consolidation

On December 20, 2025, the Board approved a one-for-ten (1-for-10) Share Consolidation, resulting in the rounding up of 26 fractional shares. The Company’s Ordinary Shares began to trade on the NASDAQ Stock Market on the post-consolidation basis under the symbol “ILAG” on December 30, 2025. The pre-split number of Ordinary Shares outstanding is 20,769,483 with a par value of $0.0001 and the post-split number of Ordinary Shares outstanding is approximately 2,076,974 with a par value of $0.001. The new CUSIP number for the Company’s Ordinary Shares post-consolidation is G4804S119. The Share Consolidation is primarily being effectuated to comply with Nasdaq Marketplace Rule 5550(a)(2) related to the minimum bid price per share of the Company’s ordinary shares.

The pre-split number of Series A preferred shares outstanding is 2,000,000 with a par value of $0.0001 and the post-split number of Series A preferred shares outstanding is approximately 200,000 with a par value of $0.001. The pre-split number of Series B preferred shares outstanding is 10,000,000 with a par value of $0.0001 and the post-split number of Series B preferred shares outstanding will be approximately 1,000,000 with a par value of $0.001.

Preferred shares

On July 16, 2021, the Company amended its articles of association and authorized 50,000,000 pre-split number of preferred shares with a par value of $0.0001. These preferred shares were consolidated into 506,000 post-split number of shares upon the Share Consolidation on December 30, 2025. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2024 and 2023.

On December 15, 2025, the Company amended its articles of association and increased authorized preferred shares to 50,000,000 with a par value of $0.001.

Series A Preferred Shares

On February 6, 2025, the Board of Directors of the Company, pursuant to the Articles of Association of the Company, designated 200,000 post-split number of Preferred Shares of the Company as series A preferred shares of the Company, par value US$0.001 each (“Series A Preferred Shares” or the “Subject Shares”), with the following terms:

I.	Voting Right: At any general meeting, (i) on a show of hands every holder of the Subject Shares present in person (or being a corporation, is present by a duly authorized representative), or by proxy shall have twenty (20) votes for every fully paid Subject Share, and (ii) on a poll every holder of the Subject Shares present in person or by proxy or, in the case of a holder being a corporation, by its duly authorized representative shall have twenty (20) votes for every fully paid Subject Share; and

II.	each Series A Preferred Share is convertible into one (1) ordinary share of the Company, par value $0.001 (“Ordinary Share”) at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Series A Preferred Share delivering a written notice to the Company that such holder elects to convert a specified number of Series A Preferred Share into Ordinary Shares. In no event shall Ordinary Shares be convertible into Series A Preferred Shares; and

III.	upon any sale, transfer, assignment or disposition of any Series A Preferred Share by such shareholder of the Company to any person who is not an affiliate of such shareholder, or upon a change of control of any Series A Preferred Share to any person who is not an affiliate of the registered shareholder of such share, as determined by the Board, such Series A Preferred Share shall be automatically and immediately converted into one Ordinary Share (the “Automatic Conversion”). For the avoidance of doubt, (i) a sale, transfer, assignment or disposition shall be effective upon the Company’s registration of such sale, transfer, assignment or disposition in the register of members of the Company; and (ii) the creation of any pledge, charge, encumbrance or other third party right of whatever description on any Series A Preferred Share to secure a holder’s contractual or legal obligations shall not be deemed as a sale, transfer, assignment or disposition unless and until any such pledge, charge, encumbrance or other third party right is enforced and results in the third party holding legal title to the relevant Series A Preferred Shares, in which case all the relevant Series A Preferred Shares shall be automatically converted into the same number of Ordinary Shares; and

IV.	other than the Automatic Conversion, any conversion of Series A Preferred Shares into Ordinary Shares by a holder thereof (the “Conversion Shareholder”) shall be effected by means of the repurchase of each relevant Series A Preferred Share for cancellation and allotting and issuance of an Ordinary Share, credited as fully paid (the “Ordinary Conversion”). Both the Automatic Conversion and the Ordinary Conversion shall become effective forthwith upon the Register of Members being updated; and

V.	all other rights of the Subject Shares will be the same as the Ordinary Shares and any other Preferred Shares.

Series B Preferred Shares

On August 5, 2025, the Board of Directors of the Company, pursuant to the Articles of Association of the Company, designated 1,000,000 post-split number of Preferred Shares of the Company as series B preferred shares, par value US$0.001 each (“Series B Preferred Shares” or the “Subject Shares”), with the following terms:

I.	Voting Right: At any general meeting, (i) on a show of hands every holder of the Subject Shares present in person (or being a corporation, is present by a duly authorized representative), or by proxy shall have fifty (50) votes for every fully paid Subject Share, and (ii) on a poll every holder of the Subject Shares present in person or by proxy or, in the case of a holder being a corporation, by its duly authorized representative shall have fifty (50) votes for every fully paid Subject Share; and

II.	each Series B Preferred Share is convertible into one (1) ordinary share of the Company, par value $0.001 (“Ordinary Share”) at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Series B Preferred Share delivering a written notice to the Company that such holder elects to convert a specified number of Series B Preferred Share into Ordinary Shares. In no event shall Ordinary Shares be convertible into Series B Preferred Shares; and

III.	upon any sale, transfer, assignment or disposition of any Series B Preferred Share by such shareholder of the Company to any person who is not an affiliate of such shareholder, or upon a change of control of any Series B Preferred Share to any person who is not an affiliate of the registered shareholder of such share, as determined by the Board, such Series B Preferred Share shall be automatically and immediately converted into one Ordinary Share (the “Automatic Conversion”). For the avoidance of doubt, (i) a sale, transfer, assignment or disposition shall be effective upon the Company’s registration of such sale, transfer, assignment or disposition in the register of members of the Company; and (ii) the creation of any pledge, charge, encumbrance or other third party right of whatever description on any Series B Preferred Share to secure a holder’s contractual or legal obligations shall not be deemed as a sale, transfer, assignment or disposition unless and until any such pledge, charge, encumbrance or other third party right is enforced and results in the third party holding legal title to the relevant Series B Preferred Shares, in which case all the relevant Series B Preferred Shares shall be automatically converted into the same number of Ordinary Shares; and

IV.	other than the Automatic Conversion, any conversion of Series B Preferred Shares into Ordinary Shares by a holder thereof (the “Conversion Shareholder”) shall be effected by means of the repurchase of each relevant Series B Preferred Share for cancellation and allotting and issuance of an Ordinary Share, credited as fully paid (the “Ordinary Conversion”). Both the Automatic Conversion and the Ordinary Conversion shall become effective forthwith upon the Register of Members being updated; and

V.	all other rights of the Subject Shares will be the same as the Ordinary Shares and any other Preferred Shares of the Company in issue.

Ordinary shares

On July 15, 2022, the Company closed its IPO of 5,060,000 pre-split number of ordinary shares priced at $4.00 per share. These ordinary shares were consolidated into 506,000 post-split number of shares upon the Share Consolidation on December 30, 2025.

On February 25, 2025, the Company entered into a Placement Agency Agreement with Craft Capital Management LLC, as the Placement Agent, to issue and sell 1,034,483 pre-split number of ordinary shares of the Company, $0.0001 par value per share, at $0.58 per Share. The Shares were offered by the Company pursuant to its shelf registration statement on Form F-3 (File No. 333-274495), that was declared effective by the Securities and Exchange Commission on December 4, 2023, on a best-efforts basis (the “Offering”). On February 27, 2025, the Offering was closed. Total gross proceeds from the offering, before deducting the placement agent’s fees and other offering expenses, was $600,000. Those ordinary shares were consolidated into 103,448 post-split number of shares upon the Share Consolidation on December 30, 2025.